ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the company's subsidiaries and consolidated VIEs

	Date of	Place of	Percentage
	incorporation/	incorporation/	of legal
	establishment	establishment	ownership	Principal activities
Wholly owned subsidiaries

YouRace HK	October 8, 2014	Hong Kong	100%	Investment holding

YouRace Hengchuang	January 8, 2015	PRC	100%	Provision of consultancy service, information technology support and technology-enabled borrower acquisition and facilitation services

Hengyuda	March 21, 2016	PRC	100%	Provision of services relating to IT, system maintenance and customer support

Yiren Information Consulting (Beijing) Co., Ltd.(“Yiren Information”)	August 10, 2017	PRC	100%	Provision of borrower acquisition and referral services to institutional funding providers

Chongqing Hengfengyi Technology Co., Ltd. (“Hengfengyi”)	September 11, 2023	PRC	100%	Provision of consultancy service, information technology support and system maintenance services

Variable interest entities and its subsidiaries

Yiren Financial Information	October 13, 2016	PRC		Provision of membership services

CreditEase Puhui	March 3, 2011	PRC		Provision of borrower acquisition and borrowers related customer maintenance services

Haijin Yichuang Financial Leasing Co., Ltd. (“Yichuang Financial Leasing”)	March 22, 2017	PRC		Provision of services for financing lease business

Hexiang Insurance	September 28, 2011	PRC		Provision of services for insurance brokerage business